Commitments and Contingencies		8 Months Ended
	Feb. 06, 2024	Sep. 30, 2024
Commitments and Contingencies [Abstract]
Commitments and Contingencies

5. Commitments and Contingencies

The Company may be subject to legal proceedings that arise in the ordinary course of business. As of February 6, 2024, there were no material proceedings to which the Company was a party, nor did the Company have knowledge of any proceedings threatened against it.

11. Commitment and Contingencies

Leases

In April 2024, the Company entered into an operating lease agreement for the Company’s headquarters in Menlo Park, California, which commenced on June 15, 2024 with an initial term of 39.5 months. The Company leases office space under this noncancelable operating lease agreement. Lease liabilities are based on the net present value of the remaining lease payments over the remaining lease term. In determining the present value of lease payments, the Company used its incremental borrowing rate when measuring operating lease liabilities as discount rates were not implicit or readily determinable.

As of September 30, 2024, the Company had $0.9 million of operating lease right-of-use assets, operating lease liability, current of $0.1 million, and operating lease liability, noncurrent of $0.8 million on its condensed consolidated balance sheets. As of September 30, 2024, the operating lease arrangement had a remaining lease term of 36.0 months and a discount rate of 17.95%. For the three months ended September 30, 2024 and the period from February 6, 2024 (inception) to September 30, 2024, the Company recorded operating and variable lease expense of $0.1 and $0.2 million, respectively, in general and administrative expenses in its condensed consolidated statements of operations and comprehensive loss.

The following table presents the Company’s supplemental cash flow information related to leases (in thousands):

September 30, 2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow from operating leases	$74

The following table summarizes a maturity analysis of the Company’s operating lease liabilities showing the aggregate lease payments as of September 30, 2024 (in thousands):

Amount
Fiscal year ending December 31,
2024 (remainder)	$63
2025	369
2026	494
2027	380
Total undiscounted lease payments	1,306
Less: imputed interest	(318)
Total discounted lease payments	988
Less: current portion of lease liability	(146)
Non-current portion of lease liability	$842